Additional Information - Financial Statement Schedule I Condensed Financial Information of Parent Company (STATEMENTS OF CASH FLOWS) (Details) $ in Thousands, ¥ in Millions	1 Months Ended		12 Months Ended
	May 31, 2016 USD ($)	May 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Cash flows from operating activities:
Net income (loss)			$ (185,352)	$ (221,657)	$ 60,078
Share-based compensation expense			23,544	28,241	21,649
(Gain) loss on disposal of equity method investment				1,924	(56,993)
Exchange loss on offshore accounts			4	174	2,277
Gain on short-term investments and fair value change of derivatives			(552)	98,112	(139,265)
(Earnings) loss in equity method investments			18,183	3,019	(49,015)
Fair value change of liability-classified warrant			105	(6,270)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets			7,934	(22,788)	(9,740)
Accrued expenses and other current liabilities			2,037	1,090	(6,509)
Other non-current liabilities			5,332	966	(152)
Net cash provided by (used in) operating activities			(11,005)	(50,042)	56,439
Cash flows from investing activities:
Restricted cash			(9,630)	(22,532)
Decrease in term deposits				493,471	(3,414)
Proceeds from sale of available-for-sale securities				62,704	415,528
Proceeds from sale of derivative financial instruments				2,580	80,861
Proceeds from principal return on SoFi Loan Note			5,879	984	1,370
Proceeds from sale of equity method investment			18,460	94	46,484
Proceeds from capital withdrawal from equity method investee			29,634	60,279	74,721
Purchase of derivative financial instruments			(264)	(101,409)	(118,470)
Net cash provided by (used in) investing activities			(193,283)	(248,984)	109,215
Cash flows from financing activities:
Repurchase of ordinary shares				(10,292)	(76,462)
Proceeds from exercise of share options			1,430	1,231	2,514
Repayment of borrowings.			108,292
Proceeds from loan from a related party	$ 10,692	¥ 70	10,692
Repayment of promissory note issued to Nuomi Inc.					(60,884)
Net cash (used in) provided by financing activities			226,075	180,430	(134,832)
Net increase (decrease) in cash and cash equivalents			21,787	(118,596)	30,822
Cash and cash equivalents at beginning of year			60,837	183,025	154,308
Effect of exchange rate changes			(3,254)	(3,592)	(2,105)
Cash and cash equivalents at end of year			79,370	60,837	183,025
Parent Company [Member]
Cash flows from operating activities:
Net income (loss)			(185,352)	(220,128)	60,460
Equity in income of subsidiaries and variable interest entities			148,480	189,103	149,862
Share-based compensation expense			23,544	24,575	22,827
(Gain) loss on disposal of equity method investment				534	(60,116)
Exchange loss on offshore accounts			3	376	2,314
Gain on short-term investments and fair value change of derivatives				(4,102)	(167,225)
(Earnings) loss in equity method investments			3,968	3,516	(4,835)
Fair value change of liability-classified warrant			(105)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets			107	2,796	1,770
Accrued expenses and other current liabilities			(1,689)	(5,040)	(444)
Other non-current liabilities			5,332	966
Increase in amounts due from subsidiaries			(65,055)	(128,551)	(512,295)
Capital distribution received from Japan Macro					25,321
Net cash provided by (used in) operating activities			(70,767)	(135,955)	(482,361)
Cash flows from investing activities:
Restricted cash			15,370	(15,370)
Decrease in term deposits				139,514	250,495
Proceeds from sale of available-for-sale securities				33,416	415,528
Proceeds from sale of derivative financial instruments					80,861
Proceeds from principal return on SoFi Loan Note			5,879	984	1,370
Proceeds from sale of equity method investment			18,460		46,484
Proceeds from capital withdrawal from equity method investee				9,854	74,721
Dividend received from available-for-sale securities				137	1,050
Purchase of available-for-sale securities					(129,407)
Purchase of derivative financial instruments					(90,112)
Purchase of equity method investment			(1,000)	(172,331)	(20,789)
Purchase of cost method investment				(300)
Net cash provided by (used in) investing activities			38,709	(4,096)	630,201
Cash flows from financing activities:
Repurchase of ordinary shares				(10,292)	(76,462)
Proceeds from exercise of share options			1,430	1,231	2,514
Proceeds from borrowings			30,000	159,260
Restricted cash for debt borrowings			100,000	(100,000)
Repayment of borrowings.			(100,000)
Proceeds from loan from a related party			10,692	0	0
Repayment of promissory note issued to Nuomi Inc.					(60,884)
Net cash (used in) provided by financing activities			42,122	50,199	(134,832)
Net increase (decrease) in cash and cash equivalents			10,064	(89,852)	13,008
Cash and cash equivalents at beginning of year			5,633	95,485	82,586
Effect of exchange rate changes			(3)		(109)
Cash and cash equivalents at end of year			$ 15,694	$ 5,633	$ 95,485